Note Related party transactions (Proportionate share of income (loss) from PRLP 2011 Holdings, LLC minority interest) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Income Loss From Equity Method Investments	$ 38,000	$ 34,100
PRLP 2011 Holding, LLC
Related Party Transaction [Line Items]
Income Loss From Equity Method Investments	$ (356)	$ (972)	$ (502)